Income taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Repatriation tax	$ 710	$ (106)	$ (710)
Remeasurement of net deferred tax liabilities		(70)	(1,472)
Reduction in repatriation tax		(36)	723
Earnings attributable to foreign subsidiaries that have permanently reinvested abroad		250
Deemed repatriation		50
Tax reserves	$ 128	103	128	$ 146	$ 649
Impact on effective tax rate if tax reserves were unnecessary		103
Accrued interest, related to income taxes in the balance sheet		22
Additional tax expense related to interest		8	$ 12
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required		$ 20